DEBT - Schedule of Repayment of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 228,186
2021	793,568
2022	57,431
2023	12,819
2024	12,836
2025 and thereafter	118,104
Total debt	1,222,944	$ 1,283,100
Less: deferred finance charges	(6,011)	(10,800)
Total debt, net deferred finance charges	$ 1,216,933	$ 1,272,350